Schedule of intangible assets recognized in a business combination (Details) - Air Travel Bureau Limited [Member] ₨ in Thousands	Jul. 31, 2017 INR (₨)
IfrsStatementLineItems [Line Items]
Total Intangibles	₨ 151,543
Customer Base and Realtionships [Member]
IfrsStatementLineItems [Line Items]
Finite Lived Intangible Asset Useful Life	15 years
Total Intangibles	₨ 134,682
Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Finite Lived Intangible Asset Useful Life	3 years 6 months
Total Intangibles	₨ 16,861